SEGMENTED INFORMATION - Revenue Allocation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Revenue	$ 67,826	$ 56,771
United States
Disclosure of geographical areas [line items]
Revenue	16,584	9,756
Canada
Disclosure of geographical areas [line items]
Revenue	6,202	6,422
United Kingdom
Disclosure of geographical areas [line items]
Revenue	21,847	23,684
Other Europe
Disclosure of geographical areas [line items]
Revenue	6,285	3,275
Australia
Disclosure of geographical areas [line items]
Revenue	5,522	4,968
Brazil
Disclosure of geographical areas [line items]
Revenue	4,099	4,048
Other Asia
Disclosure of geographical areas [line items]
Revenue	2,402	1,643
Colombia
Disclosure of geographical areas [line items]
Revenue	2,095	1,594
Other
Disclosure of geographical areas [line items]
Revenue	$ 2,790	$ 1,381